Discontinued operations	12 Months Ended
Dec. 31, 2013
Discontinued operations
Discontinued operations

12.   Discontinued operations

  (1) PW Pictures

        In August 2011, the Company entered into a definitive agreement to sell PW Pictures, the entity that operates the Company's film and television business, to Beijing Ever Joy Pictures Co., Ltd., which is majority-owned by Mr. Michael Yufeng Chi, the Company's Chairman of the Board of Directors, for a total consideration of RMB360,000,000. The transaction was authorized and approved by the board of directors and a special committee consisting of all independent directors of the board. The Committee considered a variety of factors, including a valuation report and a fairness opinion letter provided by an international third-party appraisal firm. The transaction is expected to sharpen the Company's focus on its core online game development and operation business and maximize shareholder value over time.

        As of September 30, 2011, the Company had completed this transaction with all consideration received in cash and recorded the related gain of RMB48,813,417 in the "additional paid-in capital" account in the Consolidated Balance Sheets according to accounting guidance applicable to common control transactions. The film and television business was previously presented in the Film, television and other segment.

        As there was no continuing cash flow from the disposed film and television business expected to be generated by the ongoing entity and the Group did not have any significant continuing involvement in the operations of the disposed film and television business after September 30, 2011, the revenues and expenses related to the operations of film and television business were segregated from continuing operations and reported as discontinued operations for all periods. Revenues, pretax income and income tax expenses from the discontinued operations were RMB13,009,388, RMB1,720,926 and RMB1,758,418 for the year ended December 31, 2011, respectively.

        Following are the carrying amounts of the major classes of assets and liabilities included as part of a disposal group as of disposal day:

July 31, 2011
RMB
Cash and cash equivalents	66,898,895
Prepayment and other assets	117,627,699
Film and television cost	53,078,416
Other current assets	22,754,008
Goodwill	227,355,604
Other non-current assets	12,427,865

Total assets	500,142,487

Received in advance	53,696,800
Accrued expenses and other liabilities	44,643,844
Other current liabilities	6,965,694

Total liabilities	105,306,338

  (2) PW Literature

        In December 2013, the Company, the equity owners of PW Literature, and Beijing Baidu Netcom Science Technology Co., Ltd. ("Baidu"), entered into a definitive agreement to sell PW Literature to Baidu, for a total consideration of RMB191,500,000, for the acquisition of PW Literature's equity interests and the repayment of PW Literature's loan from the Company. The transaction was completed on December 31, 2013. The Company has recorded the disposal gain of RMB166,288,268 in the "Gain from disposal of discontinued operations, net of tax" account in the Consolidated Statements of Income and Comprehensive Income for the year ended December 31, 2013. The disposal gain represented the excess of (i) the total consideration net of direct transaction cost incurred for the disposal over (ii) the carrying value of the net assets of PW Literature, loan provided to and non-controlling interests in PW Literature as of the disposal date. Prior to the sale, PW Literature was included in the Company's PRC operating segment. The amount due from Baidu amounting to RMB54,280,000 was received in January 2014. The loan due from PW Literature amounting to RMB112,850,000 and RMB7,150,000 are expected to be repaid in May 2014 and December 2015, respectively.

        Because there was no significant continuing cash flow from PW Literature expected to be generated by the ongoing entity and the Group will not have any significant continuing involvement in the operations of PW Literature after December 31, 2013, the revenues and expenses related to the operations of PW Literature have been segregated from continuing operations and reported as discontinued operations for all periods. Following are revenues and (loss) / income from discontinued operations:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Revenues	9,952,735	27,783,299	44,255,398

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Loss from discontinued operations, net of nil tax	(22,305,397)	(30,214,733)	(44,322,061)
Gain from disposal of discontinued operations, net of nil tax	—	—	166,288,268

(Loss) / income from discontinued operations, net of tax	(22,305,397)	(30,214,733)	121,966,207

        Following are the carrying amounts of the major classes of assets and liabilities included as part of a disposal group as of disposal day:

December 31, 2013
RMB
Cash and cash equivalents	14,135,057
Accounts receivable, net	4,674,630
Prepayment and other assets	2,183,108
Other non-current assets	2,989,932

Total assets	23,982,727

Received in advance	2,219,499
Salary and welfare payable	2,976,912
Payable to Perfect World	120,000,000
Other current liabilities	3,416,741

Total liabilities	128,613,152